Basis of preparation and significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting policies [Abstract]
Basis of presentation

(1) Basis of presentation

The Group’s consolidated financial statements are prepared in accordance with Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Group operates primarily in Korea and its official accounting records are maintained in Korean Won. The United States dollar (“U.S. dollar” or “US$” or “USD”) amounts are provided herein as supplementary information solely for the convenience of readers outside Korea. Korean Won amounts are expressed in U.S. Dollars at the rate of 1,155.5 Korean Won to US$1.00, the noon buying exchange rate in effect on December 31, 2019, as quoted by the Federal Reserve Bank of New York in the United States. Such convenience translation into U.S. Dollars should not be construed as representations that Korean Won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.

The significant accounting policies applied in the preparation of consolidated financial statements as of and for the year ended December 31, 2019 are stated below, and the accounting policies applied are identical to ones used in the preparation of previous periods’ consolidated financial statements, except for the effects of adopting new standards or interpretations as explained below.

The consolidated financial statements are prepared at the end of each reporting period in historical cost basis, except for certain non-current assets and financial assets that are either revalued or measured in fair value. Historical cost is generally measured at the fair value of consideration given to acquire assets.

Amendments to IFRS 9 and IFRS 7 - Financial Instruments Disclosure

1) IFRS 9 ‘Financial Instruments,’ IFRS 7 ‘Financial Instruments: Disclosure’ amendments

The Group has adopted the amendments of IFRS 9 and IFRS 7 for the first time in the current year. The amendments mainly deal with the addition of temporary exceptions from applying specific hedge accounting requirements while the uncertainty arises from interest rate benchmark reform. The amendment requires that for the purpose of determining whether a forecast transaction (or a component thereof) is highly probable, an entity shall assume that the interest rate benchmark on which the hedged cash flows (contractually or non-contractually specified) are based is not altered as a result of interest rate benchmark reform. When applying the prospective assessment, the amendment further requires that an entity shall assume that the hedged risk or the interest rate benchmark on which the hedged item or the hedging instrument is based is not altered as a result of the reform. Additionally, for a hedge of a non-contractually specified benchmark component of interest rate risk, an entity shall apply the requirement that the risk component shall be separately identifiable only at the inception of the hedging relationship. Meanwhile, an entity shall prospectively cease applying the temporary exceptions to a hedged item at the earlier of: (a)when the uncertainty arising from interest rate benchmark reform is no longer present with respect to the timing and the amount of the interest rate benchmark-based cash flows of the hedged item; and (b)when the hedging relationship that the hedged item is part of is discontinued. Note 26 sets out details of the hedge accounting applied by the Group. These amendments will be effective from January 1, 2020 but the Group has applied such amendments in current year as the early adoption is permitted.

Adoption of IFRS 16 - Leases

2) IFRS 16 Leases

The Group initially applied IFRS 16 on January 1, 2019.

IFRS 16 introduces an accounting model for the single lessee and as a result, the Group, as a lessee, recognizes right-of-use assets which represent a lessee’s right to use an underlying asset and lease liabilities which represent an obligation to make lease payments. An accounting model for the lessor is similar to the previous accounting policy.

The Group recognized the cumulative effects due to the initial application of IFRS 16 on January 1, 2019, which is the date of initial application. Therefore, the comparative financial information applies IAS 17 and IFRIC 4 as reported previously, and was not restated. The details of the changes to the accounting policy are described below.

i) Definition of lease

Previously, the Group determined whether an arrangement is, or contains, a lease on the arrangement date by applying IFRIC 4 ‘Determining whether an arrangement contains a lease’ which focused on ‘risks and consideration’. The Group has started to determine whether the contract is, or contains, a lease, based on the new definition of a lease. Under IFRS 16, a contract determines whether a lease includes control of the use of an underlying asset that is identified in exchange for consideration.

On the date of initial application for IFRS 16, the Group elected to apply a practical expedient which does not require the Group to reassess whether the contract is a lease. The Group applied IFRS 16 only to the contracts that were previously identified as a lease and did not reassess the contracts that were not identified as a lease in line with IAS 17 and IFRIC 4. Therefore, the definition of lease under IFRS 16 is only applicable to contracts that are entered into or modified after January 1, 2019.

For the agreed or revalued date of the contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease and non-lease components.

The Group elected not to recognize right-to-use assets and lease liabilities for certain leases of low-value assets (e.g. IT facilities) and short-term leases (less than one year). The Group will recognize the related lease payments as expenses equally over the lease period.

IFRS Interpretations Committee published its interpretation of ‘Lease Period and Lease Improvement Useful Life’ as of December 16, 2019. The Interpretation Committee discussed a question about how to determine the lease term for cancellable or renewable leases and according to the interpretation, the lease term will depend on both the termination penalties in the contract and the broader economics of the contract. Agenda decisions issued by the Interpretations Committee do not have an application date, but are expected to be implemented as soon as possible. The Group is currently assessing the impact of the agenda decision and does not expect a material impact to the financial statements.

ii) Lessee

The Group leases various assets, including buildings, vehicles and IT equipment.

Previously, the Group classified its leases either as operating leases or as finance leases based on whether the lease substantially transfers the risk and reward of owning the underlying assets. According to IFRS 16, the Group recognizes right-of-use assets and lease liabilities for most of its leases, which means most of its leases are presented in the statement of financial position.

For the right-of-use assets that do not satisfy the definition of an investment property, the Group presents those assets as the same item as the item that the corresponding underlying asset would have been presented for. Right-of-use assets that meet the definition of investment properties would be presented as investment properties.

The Group presents lease liability as other financial liabilities in the consolidated statement of financial position.

iii) Transitional provisions on lease

On the date of initial application, a lease classified as an operating lease in accordance with IAS 17 is measured at present value of the remaining lease payments discounted at the incremental borrowing rate of the subsidiary as of January 1, 2019. However, the Group chose an exception that does not apply the lessee’s recognition, measurement and presentation on low value asset leases. The right-of-use asset is measured as follows:

•	The same amount as lease liability (pre-paid or incurred (unpaid) lease payments are adjusted). The Group applies this method to all leases.

When the Group applies IFRS 16 to the leases classified as operating leases in accordance with IAS 17, following practical expedients are used:

•	Opening direct costs are excluded from the measurement of the right-of-use asset at the date of initial application.

•

An entity should apply IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’ right before the date of initial application to determine whether a lease is a loss-bearing contract and therefore conduct an impairment review.

•	The right-of-use assets and lease liabilities are not recognized for short-term leases (residual term less than a year)

•	If the contract includes a lease extension or exit option, use hindsight to determine the lease term.

iv) Impacts to the financial statements

a) Impacts at date of initial application

At the date of initial application of IFRS 16, the Group additionally recognized the right-of-use assets and lease liabilities, and the impacts as of January 1, 2019 are as follows (Unit: Korean Won in millions):

January 1, 2019
Right-of-use assets presented as premises and equipment(*)	435,791
Lease liability(*)	377,030

(*)	The differences have occurred due to prepaid, unpaid lease payment, transfer, etc. and there is no effect on retained earnings.

When measuring lease liabilities for leases that were previously classified as operating lease, the Group used its incremental borrowing rate as of January 1, 2019 as the discount rate. The applied weighted-average incremental borrowing rate is 2.0~5.6%.

January 1, 2019
Operating leases as of December 31, 2018	398,147
- Application of exemption rule for low value assets leases	(616)
- Application of exemption rule for leases with remaining terms are less than 12 months at the time of transition	(187)
Operating lease agreement after subtraction of exemption rule applied items as of December 31, 2018	397,344

Amount discounted with incremental borrowing rate at the date of initial application(January 1, 2019)	377,030

Lease liabilities recognized at the date of initial application(January 1, 2019)	377,030

b) Impacts during the transition

The Group recognized depreciation expenses and interest expenses instead of the operating lease expenses for the leases in line with IFRS 16. The Group recognized depreciation expenses of 229,727 million Won and interest expenses of 9,086 million Won for the lease for the year ended December 31, 2019.

Description of accounting policy for IFRS 9 financial instruments

3) It is believed that the following issued, revised standards will not have a significant impact on the Group.

•	IFRIC 23 Uncertainty over Income Tax Treatments (Issued)

•	IFRS 9 Financial Instruments (Revised)

•	IAS 28 Investment in Associates and Joint Ventures (Revised)

•	IAS 19 Employee Benefits (Revised)

•	IFRS 15 Revenue from Contracts with Customers (Revised)

•	Annual Improvements to IFRSs 2015-2017 Cycle

The annual improvements include partial amendments of IAS 12 ‘Income Tax,’ IAS 23 ‘Borrowing Costs,’ IFRS 3 ‘Business Combination’ and IFRS 11 ‘Joint Arrangements.

2) The details of IFRSs that have been issued and published as of the date of issue approval of financial statements but have not yet reached the effective date, and which the Group has not applied at an earlier date are as follows:

•	Revised Conceptual Framework for Financial Reporting

•	Revised IFRS 3 ‘Business Combinations’

•	Revised IAS 1 ‘Presentation of Financial Statements’ and IAS 8 ‘Accounting policies, Changes in Accounting Estimates and Errors’

It will be applied to period beginning on or after January 1, 2020. It is believed that revised standards listed above, will not have a significant impact on the Group.

3) The standards and interpretations that are newly adopted by the Group during the previous period, and the changes in accounting policies thereof are as follows:

•	Adoption of IFRS 9 – Financial instruments

The Group initially applied IFRS 9 and related amendments made to other standards during the previous period, with January 1, 2018 as the date of initial application. IFRS 9 introduces new rules on: 1) classification and measurement of financial assets and financial liabilities, 2) impairment of financial assets, and 3) hedge accounting. Additionally, the Group adopted consequential amendments to IFRS 7 Financial Instruments: Disclosures that were applied to the disclosures for 2018.

a) Classification and measurement of financial assets

All financial assets included in the scope of IFRS 9 are subsequently measured at amortized cost or fair value based on the Group’s business model for the management of financial assets and the nature of the contractual cash flows of the financial assets.

Debt instruments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of subsequent accounting periods (Financial assets at amortized cost).

Debt instruments that are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at fair value through other comprehensive income (Financial assets at fair value through other comprehensive income (“FVTOCI”)).

All other debt instruments and equity instruments are measured at their fair value at the end of subsequent accounting periods, and any change in the fair value is recognized as profit or loss (Financial assets at fair value through profit or loss (“FVTPL”)).

Notwithstanding the foregoing, the Group may make the following irrevocable choice or designation at the time of initial recognition of a financial asset.

The Group may make an irrevocable election to present in other comprehensive income subsequent changes in the fair value of an investment in an equity instrument within the scope of this standard that is neither held for trading nor is a contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies.

At initial recognition, financial assets at amortized cost or FVTOCI may be irrevocably designated as financial assets at fair value through profit or loss mandatorily measured at fair value if doing so eliminates or significantly reduces a measurement or recognition inconsistency.

As of the date of initial application of IFRS 9, there are no debt instruments classified either as financial assets at amortized cost or FVTOCI that are designated as financial assets at fair value through profit or loss.

When debt instruments measured at FVTOCI are derecognized, the cumulative gain or loss recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment. On the other hand, for equity instruments designated as financial assets at fair value through other comprehensive income, cumulative gains or losses previously recognized in other comprehensive income are subsequently reclassified to retained earnings. Debt instruments measured subsequently at amortized cost or at FVTOCI are subject to impairment.

The classification and measurement of financial assets and liabilities in accordance with IFRS 9 and IAS 39 as of January 1, 2018 are as follows (Unit: Korean Won in millions):

	Classification in accordance with IAS 39	Classification in accordance with IFRS 9	Amount in accordance with IAS 39	Reclassification	Remeasurement(*2)	Amount in accordance with IFRS 9
Deposit	Loans and receivables	Loan and other financial assets at amortized cost	8,870,835	—	—	8,870,835
Deposit	Financial assets at FVTPL	Financial assets at FVTPL	25,972	—	—	25,972
Debt securities	Financial assets at FVTPL	Financial assets at FVTPL(*1)	2,654,027	—	—	2,654,027
Equity securities	Financial assets at FVTPL	Financial assets at FVTPL(*1)	47,304	—	—	47,304
Derivative assets	Financial assets at FVTPL	Financial assets at FVTPL(*1)	3,115,775	(2,137)	—	3,113,638
Equity securities	AFS financial assets	Financial assets at FVTPL(*1)	1,273,498	1,219	—	1,274,717
Equity securities	AFS financial assets	Financial assets at FVTOCI	850,207	—	—	850,207
Debt securities	AFS financial assets	Financial assets at FVTPL	46,855	—	—	46,855
Debt securities	AFS financial assets	Financial assets at FVTOCI	12,874,209	—	—	12,874,209
Debt securities	AFS financial assets	Securities at amortized cost	308,181	—	14,119	322,300
Debt securities	HTM financial assets	Securities at amortized cost	16,749,296	—	—	16,749,296
Loans	Loans and receivables	Financial assets at FVTPL(*1)	279,032	918	50	280,000
Loans	Loans and receivables	Loan and other financial assets at amortized cost	253,014,491	—	—	253,014,491
Derivative assets (Designated for hedging)	Derivative assets (Designated for hedging)	Derivative assets (Designated for hedging)	59,272	—	—	59,272
Other financial assets	Loans and receivables	Loan and other financial assets at amortized cost	6,772,088	—	—	6,772,088

Total financial assets			306,941,042	—	14,169	306,955,211

	Classification in accordance with IAS 39	Classification in accordance with IFRS 9	Amount in accordance with IAS 39	Reclassification	Remeasurement(*2)	Amount in accordance with IFRS 9
Deposit due to customers	Financial liabilities at FVTPL	Financial liabilities at FVTPL	25,964	—	—	25,964
Deposit due to customers	Financial liabilities at amortized cost	Financial liabilities at amortized cost	234,695,084	—	—	234,695,084
Borrowings	Financial liabilities at amortized cost	Financial liabilities at amortized cost	14,784,706	—	—	14,784,706
Debentures	Financial liabilities at FVTPL	Financial liabilities at FVTPL	91,739	—	—	91,739
Debentures	Financial liabilities at amortized cost	Financial liabilities at amortized cost	27,869,651	—	—	27,869,651
Equity-linked securities	Financial liabilities at FVTPL	Financial liabilities at FVTPL	160,057	—	—	160,057
Derivatives liabilities	Financial liabilities at FVTPL	Financial liabilities at FVTPL	3,150,149	—	—	3,150,149
Derivatives liabilities (Designated for hedging)	Derivatives liabilities (Designated for hedging)	Derivatives liabilities (Designated for hedging)	67,754	—	—	67,754
Other financial liabilities	Financial liabilities at amortized cost	Financial liabilities at amortized cost	13,892,461	—	—	13,892,461
Provision for financial guarantee	Provision	Financial liabilities at amortized cost	71,697	—	—	71,697

Total financial liabilities			294,809,262	—	—	294,809,262

(*1)

Under IAS 39, the embedded derivatives out of hybrid financial instruments were accounted for as derivative assets or liabilities if the criteria for separation of the embedded derivatives were met; and the host contracts in those instruments were recorded as available-for-sale financial assets or loans and receivables respectively. However, since IFRS 9 requires financial instruments to be accounted for based on the terms of the entire financial instrument, hybrid financial assets are revalued and classified as financial assets at fair value through profit or loss.

(*2)	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).

At the date of the initial application of IFRS 9, there were no financial assets or liabilities measured at FVTPL that were reclassified to FVTOCI or amortized cost category.

The financial assets at FVTPL or FVTOCI that are reclassified to the amortized cost measurement category as of the date of initial application of IFRS 9, and the related valuation gain or loss and fair value of the financial assets as of December 31, 2018 had it not been reclassified, are as follows (Unit: Korean Won in millions):

Account subject	Category before the adoption of IFRS 9	Amount of valuation gain/loss had it not been reclassified	Fair value
Debt securities(*)	AFS financial assets	2	257,665

(*)	Those financial assets that are removed from the books as of December 31, 2018 are not presented in the table above.

b) Impairment of financial assets

The impairment model under IFRS 9 reflects expected credit losses, as opposed to incurred credit losses under IAS 39. Under the impairment approach in IFRS 9, it is no longer necessary for a credit event to have occurred before credit losses are recognized. Instead, the Group accounts for expected credit losses and changes in those expected credit losses. The amount of expected credit losses should be updated at each reporting date to reflect changes in credit risk since initial recognition.

The Group is required to recognize the expected credit losses for financial instruments measured at amortized cost or FVTOCI (debt instrument), and unused loan commitments and financial guarantee contracts that are subject to the impairment provisions of IFRS 9. In particular, IFRS 9 requires the Group to measure the loss allowance for a financial instrument at an amount equal to the lifetime expected credit losses (ECL) if the credit risk on that financial instrument has increased significantly since initial recognition, or if the financial instrument is a purchased or originated credit-impaired financial asset. If the credit risk of a financial instruments does not increase significantly after initial recognition (excluding “purchased or originated credit-impaired loans” - for financial assets already impaired at initial recognition), the Group measures the loss allowance on the financial instruments at the amount equivalent to the expected 12-month credit loss.

Management assessed the impairment of the Group’s financial assets, lending arrangements and financial guarantees at the date of initial application by using reasonable and supportive measures that can be used without undue cost or effort in determining the credit risk of the financial instruments at initial recognition in accordance with IFRS 9 and in comparing above credit risk with the credit risk at the date of initial application. As of January 1, 2018, the results of the assessment are as follows (Unit: Korean Won in millions):

	Classification in accordance with IAS 39	Classification in accordance with IFRS 9	Loss allowance in accordance with IAS 39(A)	Loss allowance in accordance with IFRS 9 (B)	Increases (B-A)
Deposit	Loans and receivables	Loans and other financial assets at amortized cost	2,458	3,092	634
Debt securities AFS securities	AFS financial assets	Financial assets at FVTOCI	—	4,236	4,236
HTM securities	HTM financial assets	Securities at amortized cost	—	5,078	5,078
Loans and other financial assets	Loans and receivables	Loans and other financial assets at amortized cost	1,827,785	2,076,873	249,088
Payment guarantee			183,247	192,924	9,677
Loan commitment			66,115	104,985	38,870

Total			2,079,605	2,387,188	307,583

c) Classification and measurement of financial liabilities

One of the major changes related to the classification and measurement of financial liabilities as a result of the adoption of IFRS 9 is the accounting for change in the fair value of financial liabilities designated as at fair value through profit or loss due to the changes in issuer’s own credit risk. The Group recognizes the effect of changes in the credit risk of financial liabilities designated as at FVTOCI in other comprehensive income, except for cases where it creates or enlarges accounting mismatch of the profit or loss. Changes in fair value due to credit risk of financial liabilities are not subsequently reclassified to profit or loss, but are reclassified as retained earnings when financial liabilities are derecognized.

In accordance with IAS 39, the entire of changes in fair value of financial liabilities designated as at FVTPL are recognized in profit or loss. As of January 1, 2018, the Group designated 251,796 million Korean Won of FVTPL out of 294,813,795 million of financial liabilities to be measured at FVTPL, and recognized 133 million Korean Won as accumulated other comprehensive loss in relation to the changes in own credit risk of financial liabilities.

d) Hedge accounting

The new hedge accounting model maintains three types of hedge accounting. However, it introduced more flexibility in the types of transactions that are eligible for hedge accounting and expanded the types of hedging instruments and non-financial hedge items that qualify for hedge accounting. The standard related to the evaluation of hedge accounting has been amended as a whole, where it is now replaced by the principle of “economic relationship” between the hedged item and the hedging instrument. Retrospective assessment of the hedging effectiveness is no longer required. Additional disclosure requirements have been introduced in relation to the Group’s risk management activities.

In accordance with the transitional provisions of IFRS 9 on hedge accounting, the Group adopted the hedge accounting provisions of IFRS 9 prospectively from January 1, 2018. As of the date of initial application, the Group concluded that the hedging relationship in accordance with IAS 39 is appropriate for hedge accounting under IFRS 9, thus the hedging relationship is considered to exist continually. Since the major conditions for hedging instruments and the hedged items are consistent, all hedging relationships are consistent within the effectiveness assessment requirements of IFRS 9. The Group has not designated a hedging relationship in accordance with IFRS 9 in which the hedge relationship would not have met the requirements for hedge accounting under IAS 39.

e) Effect on equity as a result of adoption of IFRS 9

The effect on equity due to the adoption of IFRS 9 as of January 1, 2018 is as follows (Unit: Korean Won in millions):

•	Impact on accumulated other comprehensive loss due to financial assets at FVTOCI, etc.

Amount
Balance as of December 31, 2017 (prior to IFRS 9)	(89,723)
Adjustments	(392,177)
Reclassification of available-for-sale financial assets to financial assets at FVTPL	(152,124)
Recognition of expected credit losses of debt securities at FVTOCI	4,293
Reclassification of available for sale financial assets(equity securities) to financial assets at FVTOCI	(397,508)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	(133)
Others	3,499
Income tax effect	149,796

Balance as of January 1, 2018 (based on IFRS 9)	(481,900)

•	Retained earnings impact

Amount
Balance as of December 31, 2017 (prior to IFRS 9)	15,620,006
Adjustments	177,091
Reclassification of available-for-sale financial assets to financial assets at FVTPL	152,124
Recognition of expected credit losses of debt instruments at FVTOCI	(4,293)
Reclassification of available-for-sale financial assets(equity securities) to financial assets at FVTOCI	397,508
Effect on revaluation of financial assets at amortized cost from loan and receivables or AFS financial assets	282
Recognition of expected credit losses of financial assets at amortized cost which were previously loan and receivables	(240,683)
Effect on provision for guarantees and unused loan commitments on liabilities	(48,548)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	133
Others	(4,950)
Income tax effect	(74,482)

Balance as of January 1, 2018 (based on IFRS 9)	15,797,097

Basis of consolidated financial statement presentation

(2) Basis of consolidated financial statement presentation

The consolidated financial statements incorporate the financial statements of the Group and the entities (including structured entities) controlled by the Group. Control is achieved where the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Group has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Group considers all relevant facts and circumstances in assessing whether or not the Group’s voting rights in an investee are sufficient to give it power, including:

•	The relative size of the Group’s holding of voting rights and dispersion of holdings of the other vote holders;

•	Potential voting rights held by the Group, other vote holders or other parties;

•	Rights arising from other contractual arrangements;

•

Any additional facts and circumstances that indicate that the Group has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Income and expenses of subsidiaries acquired or disposed of during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date when the Group ceases to control the subsidiary. The carrying amount of the non-controlling interest after the acquisition is the amount initially recognized plus the amount of proportionate interest of the non-controlling interest in the changes in equity since the acquisition. Total comprehensive income of subsidiaries is attributed to the owner of the Group and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

All intra-group transactions and, related assets and liabilities, income and expenses are eliminated in full on consolidation.

Non-controlling interest of a subsidiary are separately identified from the equity of the Group. Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis. Other types of non-controlling interests are measured at fair value. The carrying amount of the non-controlling interest after the acquisition is the amount initially recognized with the amount entitled to the proportionate interest of the non-controlling interest when there are changes in equity since the acquisition. Total comprehensive income of subsidiaries is attributed to the owner of the Group and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owner of the parent company.

When the Group loses control of a subsidiary, a gain or loss on disposal is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. When assets of the subsidiary are carried at revalued amounts or fair values and the related cumulative gain or loss has been recognized in other comprehensive income and accumulated in equity, the amounts previously recognized in other comprehensive income and accumulated in equity are accounted for as if the Group had directly disposed of the relevant assets (i.e. reclassified to profit or loss or transferred directly to retained earnings). The fair value of any investment retained in the former subsidiary at the date when control is lost is recognized as the fair value on initial recognition for subsequent accounting under IFRS 9 Financial Instruments or, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.

Business combinations

(3) Business combinations

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured as the sum of the acquisition-date fair values of the assets transferred by the Group in exchange for control of the acquiree, liabilities assumed by the Group for the former owners of the acquiree and the equity interests issued by the Group. Acquisition-related costs are generally recognized in profit or loss as incurred.

At the acquisition date, the acquiree’s identifiable acquires assets, liabilities and contingent liabilities that meet the condition for recognition under IFRS 3 are recognized at their fair value, except for the followings:

•

deferred tax assets or liabilities and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee Benefits, respectively;

•

liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based Payment at the acquisition date; and

•	non-current assets (or disposal groups) that are classified as held for sale are measured in accordance with IFRS 5 ‘Non-current Assets Held for Sale and Discontinued Operations’

Any excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the Group’s previously held equity interest (if any) in the acquiree over the net of identifiable assets and liabilities assumed of the acquiree at the acquisition date is recognized as goodwill.

If, after reassessment, the Group’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree (if any), the excess is recognized immediately in net income as a bargain purchase gain.

When the consideration transferred by the Group in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration other than the above is remeasured at subsequent reporting dates as appropriate, with the corresponding gain or loss being recognized in profit or loss.

When a business combination is achieved in stages, the Group’s previously held equity interest in the acquiree is remeasured at fair value at the acquisition date (i.e., the date when the Group obtains control) and the resulting gain or loss, if any, is recognized in net income(or other comprehensive income, if applicable). Amounts arising from changes in value of interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are recognized, identical to the treatment assuming interests are sold directly.

In case where i) a common entity ultimately controls over all participating entities, or businesses, in a business combination transaction, prior to and after the transaction continuously, and ii) the control is not temporary, the transaction meets the definition of “business combination under common control” and it is deemed that the transaction only results in the changes in legal substance, and not economic substance, from the perspective of the ultimate controlling party. Thus, in such transactions, the acquirer recognizes the assets and liabilities of the acquiree in its financial statements at the book values as recognized in the ultimate controlling party’s consolidated financial statements, and the difference between the book value of consideration transferred to and the book value of net assets transferred in is recognized as equity.

If the initial accounting for a business combination is not completed by the end of the reporting period in which the business combination occurred, the Group reports in consolidated financial statements the provisional amount of items that have not been accounted for. If there is new information about the facts and circumstances that existed as of the acquisition date during the measurement period (see above), the Group retrospectively adjusts the provisional amounts recognized at the acquisition date or recognizes additional assets and liabilities to reflect the information that would have affected the measurement of the amount recognized at the acquisition date if it had already known at the acquisition date.

Investments in joint ventures and associates

(4) Investments in joint ventures and associates

An associate is an entity over which the Group has significant influence, and that is not a subsidiary or a joint venture. Significant influence is the power to participate in making decision on the financial and operating policy of the investee but is not control or joint control over those policies.

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to net assets relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The net income of current period and the assets and liabilities of the joint ventures and associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. Under the equity method, an investment in the joint ventures and associates is initially recognized in the consolidated statements of financial position at cost and adjusted thereafter to recognize the Group’s share of the net assets of the joint ventures and associates and any impairment. When the Group’s share of losses of the joint ventures and associates exceeds the Group’s interest in the associate, the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint ventures and associates.

Investment in joint ventures and associates are accounted for and applied with the equity method from the time the investee becomes an associate or a joint venture.

Any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint ventures and associates recognized at the date of acquisition is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities over the cost of acquisition exists after the review, it is recognized immediately in net income.

The requirements of IAS 28- Investments in Associates and Joint Ventures to determine whether there has been a loss event are applied to identify whether it is necessary to recognize any impairment loss with respect to the Group’s investment in the joint ventures and associates. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36- Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount. Any impairment loss recognized is not allocated to any asset (including goodwill), which forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

The Group ceases to use the equity method from the time it fails meet the definition of an associate or a joint venture. Upon a loss of significant influence over the joint ventures and associates, the Group discontinues the use of the equity method and measures at fair value of any investment that the Group retains in the former joint ventures and associates from the date when the Group loses significant influence. The fair value of the investment is regarded as its fair value on initial recognition as a financial asset in accordance with IFRS 9 Financial Instruments; Recognition and Measurement. The Group recognized differences between the carrying amount and fair value in net income and it is included in determination of the gain or loss on disposal of joint ventures and associates. The Group accounts for all amounts recognized in other comprehensive income in relation to that joint ventures and associates on the same basis as would be required if the joint ventures and associates had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognized in other comprehensive income by an associate or a joint venture would be reclassified to net income on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to net income as a reclassification adjustment.

When the Group’s ownership of interest in an associate or a joint venture decreases but the Group continues to maintain significant influence over an associate or a joint venture, the Group reclassifies to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that decrease in ownership interest if the gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities. Meanwhile, if interest on associate or joint venture meets the definition of non-current asset held for sale, it is accounted for in accordance with IFRS 5.

The Group continues to use the equity method when an investment in an associate becomes an investment in a joint venture or an investment in a joint venture becomes an investment in an associate. There is no remeasurement to fair value upon such changes in ownership interests.

When a subsidiary transacts with an associate or a joint venture of the Group, profits and losses resulting from the transactions with the associate or joint venture are recognized in the Group’s consolidated financial statements only to the extent of interests in the associate or joint venture that are not related to the Group.

The Group applies IFRS 9 ‘Financial Instruments’, including the impairment requirements, to its long-term investment interests in associates and joint ventures that form part of its net investment without applying the equity method. In addition, when applying IFRS 9 to long-term investments, the Group does not consider adjustments to the carrying amount required by IAS 28. Examples of such adjustments include an impairment assessment or an adjustment to the carrying amount of the long-term investment interest resulting from the allocation of losses to the investee in accordance with IAS 28.

Investment in joint operation

(5) Investment in Joint operation

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

When the Group operates as a joint operator, it recognizes in relation to its interest in a joint operation:

•	its assets, including its share of any assets held jointly;

•	its liabilities, including its share of any liabilities incurred jointly;

•	its revenue from the sale of its share of the output arising from the joint operation;

•	its share of the revenue from the sale of the output by the joint operation;

•	its expenses, including its share of any expenses incurred jointly.

The Group accounts for the assets, liabilities, revenues and expenses relating to its interest in a joint operation in accordance with the IFRSs and IASs applicable to the particular assets, liabilities, revenues and expenses.

When the Group enters into a transaction with a joint operation in which it is a joint operator, such as a sale or contribution of assets, it is conducting the transaction with the other parties to the joint operation and, as such, the Group recognizes gains and losses resulting from such a transaction only to the extent of the other parties’ interests in the joint operation.

When the Group enters into a transaction with a joint operation in which it is a joint operator, such as a purchase of assets, it does not recognize proportional share of profit or loss until the asset is sold to a third party.

Revenue recognition

(6) Revenue recognition

IFRS 15 requires the recognition of revenues based on transaction price allocated to the performance obligation when or as the Group performs that obligation to the customer. Since revenues other than those from contracts with customers, such as interest revenue and loan origination fee (cost), are measured through effective interest rate method.

1) Revenues from contracts with customers

The Group recognizes revenue when the Group satisfies a performance obligation by transferring a promised good or service to a customer. When a performance obligation is satisfied, the Group shall recognizes as a revenue the amount of the transaction price that is allocated to that performance obligation. The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

The Group is recognizing revenue by major sources as shown below:

1) Fees and commission received for brokerage

The fees and commission received for agency are the amount of consideration or fee expected to be entitled to receive in return for providing goods or services to the other parties with the Group acting as an agency, such as in the case of sales of bancassurance and beneficiary certificates. The majority of these fees and commission received for brokerage are from the business activities relevant to Banking segment.

2) Fees and commission received related to credit

The fees and commission received related to credit mainly include the lending fees received from the loan activity and the fees received in the L/C transactions. Except for the fees and commission accounted for in calculating the effective interest rate, it is generally recognized when the performance obligation has been performed. The majority of these fees and commission received related to credit are from the business activities relevant to Banking, Credit card and Investment banking segment.

3) Fees and commission received for electronic finance

The fees and commission received for electronic finance include fees received in return for providing various kinds of electronic financial services through firm-banking and CMS. These fees are recognized as revenue immediately upon the completion of services. The majority of these fees and commission received for electronic finance are from the business activities relevant to Banking and Investment banking segment.

4) Fees and commission received on foreign exchange handling

The fees and commission received on foreign exchange handling consist of various fees incurred when transferring foreign currency. The point of processing the customer’s request is the time when performance obligation is satisfied, and revenue is immediately recognized when fees and commission are received after requests are processed. The business activities relevant to these fees and commission received on foreign exchange handling are substantially attributable to Banking segment.

5) Fees and commission received on foreign exchange

The fees and commission received on foreign exchange consist of fees related to the issuance of various certificates, such as exchange, import and export performance certificates, purchase certificates, etc. The point of processing the customer’s request is the time when performance obligation is satisfied, and revenue is immediately recognized when fees and commission are received after requests are processed. The business activities relevant to these fees and commission received on foreign exchange are substantially attributable to Banking segment.

6) Fees and commission received for guarantee

The fees and commission received for guarantee include the fees received for the various warranties. The activities related to the warranty consist mainly of performance obligations satisfied over time and fees and commission are recognized over the guarantee period. The business activities relevant to these fees and commission received for guarantee are substantially attributable to Banking segment.

7) Fees and commission received on credit card

The fees and commission received on credit card consist mainly of merchant account fees and annual fees.

The Group recognizes merchant account fees by multiplying agreed commission rate to the amount paid by using the credit card. The annual fees are performance obligation satisfied over time and are recognized over agreed periods after the annual fees are paid in advance. The business activities relevant to these fees and commission received on credit card are substantially attributable to Credit cards segment.

8) Fees and commission received on securities business

The fees and commission received on securities business consist mainly of fees and commission for the sale of beneficiary certificates, and these fees are recognized when the beneficiary certificates are sold to customers. The business activities relevant to these fees and commission received on securities business are substantially attributable to Banking and Investment banking segment.

9) Fees and commission from trust management

The fees and commission from trust management consist of fees and commission received in return for the operation and management services for entrusted assets. These operation and management services are performance obligations satisfied over time, and revenue is recognized over the service period. Among the fees and commission from trust management, variable considerations such as profit commission that are affected by the value of entrusted assets and base return of the future periods are recognized as revenue when limitations to the estimates are lifted. The majority of these fees and commission received for brokerage are from the business activities relevant to Banking segment.

10) Fees and commission received on credit Information

The fees and commission received on credit Information are composed of the fees and commission received by performing credit investigation and proxy collection services. Credit investigation fees and commission are the amount received in return for verifying the information requested by the customer and are recognized as revenue at the time the verification is completed. Proxy collection service fees are recognized by multiplying the applicable rate to the collected amount at the time when collection services are completed. The majority of these fees and commission received for brokerage are from the business activities relevant to other segment.

11) Other fees

Other fees are usually fees related to remittances, but include fees related to various other services provided to customers by the Group. These fees are recognized when transactions occur at the customers’ request and services are provided, at the same time when commission are received. These other fees occur across all operating segments.

2) Revenues from sources other than contracts with customers

1) Interest income

Interest income on financial assets measured at FVTOCI and financial assets at amortized costs is measured using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating the interest income over the expected life of the asset. The effective interest rate is the rate that exactly discounts estimated future cash flows to the instrument’s initial unamortized cost over the expected period, or shorter if appropriate. Future cash flows include commissions and cost of reward points(limited to the primary component of effective interest rate) and other premiums or discounts that are paid or received between the contractual parties when calculating the effective interest rate, but does not include expected credit losses. All contractual terms of a financial instrument are considered when estimating future cash flows.

For purchased or originated credit-impaired financial assets, interest revenue is recognized by applying the credit-adjusted effective interest rate to the amortized cost of the financial asset from initial recognition. Even if the financial asset is no longer impaired in the subsequent periods due to credit improvement, the basis of interest revenue calculation is not changed from amortized cost to unamortized cost of the financial assets.

2) Loan origination fees and costs

The commission fees earned on loans, which is part of the effective interest of loans, is accounted for as deferred origination fees. Incremental costs related to the origination of loans are accounted for as deferred origination fees and is being added or deducted to/from interest income on loans using effective interest rate method.

Accounting for foreign currencies

(7) Accounting for foreign currencies

The Group’s consolidated financial statements are presented in Korean Won, which is the functional currency of the Group. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at its prevailing exchange rates at the date. The effective portion of the changes in fair value of a derivative that qualifies as a cash flow hedge and the foreign exchange differences on monetary items that form part of net investment in foreign operations are recognized in equity.

Assets and liabilities of the foreign operations subject to consolidation are translated into Korean Won at foreign exchange rates at the end of the reporting period. Except for situations in which it is required to use exchange rates at the date of transaction due to significant changes in exchange rates during the period, items that belong to profit or loss shall be measured by average exchange rate, with foreign exchange differences recognized as other comprehensive income and added to equity (allocated to non-controlling interests, if appropriate). When foreign operations are disposed, the controlling interest’s share of accumulated foreign exchange differences related to such foreign operations will be reclassified to profit or loss, while non-controlling interest’s corresponding share will not be reclassified.

Adjustments to fair value of identifiable assets and liabilities, and goodwill arising from the acquisition of foreign operations will be treated as assets and liabilities of the corresponding foreign operation, and is translated using foreign exchange rates at the end of the period. The foreign exchange differences are recognized in other comprehensive income.

Cash and cash equivalents

(8) Cash and cash equivalents

The Group is classifying cash on hand, demand deposits, interest-earning deposits with original maturities of up to three months on acquisition date, and highly liquid investments that are readily convertible to known amounts of cash and subject to an insignificant risk of changes in value as cash and cash equivalents.

Financial assets and financial liabilities

(9) Financial assets and financial liabilities

The Group’s accounting policies in accordance with IFRS 9 for the years ended December 31, 2018 and 2019 are as follows:

1) Financial assets

A regular way purchase or sale of financial assets is recognized or derecognized on the trade or settlement date. A regular way purchase or sale is a purchase or sale of a financial asset under a contract whose term requires delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned.

On initial recognition, financial assets are classified into financial assets at FVTPL, financial assets at FVTOCI, and financial assets at amortized cost according to its business model and contractual cash flows.

a) Business model

The Group evaluates the way business is being managed, and the purpose of the business model for managing a financial asset best reflects the way information is provided to the management at its portfolio level. Such information considers the following:

•

The accounting policies and purpose specified for the portfolio, the actual operation of such policies. This includes strategy of the management focusing on the receipt of contractual interest revenue, maintaining a certain level of interest income, matching the duration of financial assets and the duration of corresponding liabilities to obtain the asset, and outflow or realization of expected cash flows from disposal of assets

•	The way the performance of a financial asset held under the business model is evaluated, and the way such evaluation is being reported to the management

•	The risk affecting the performance of the business model (and financial assets held under the business model), and the way such risk is being managed

•	The compensation plan for the management (e.g. whether the management is being compensated based on the fair value of assets or based on contractual cash flows received)

•	Frequency, amount, timing and reason for sale of financial assets in the past, and forecast of future sale activities.

b) Contractual cash flows

The principal is defined to be the fair value of a financial assets at initial recognition. Interest is not only composed of consideration for the time value of money, consideration for the credit risk related to remaining principal at a certain period of time, and consideration for other cost (e.g. liquidity risk and cost of operation) and fundamental risk associated with lending, but also profit.

When evaluating whether contractual cash flows are solely payments of principal and interests, the Group considers the contractual terms of the financial instrument. When a financial asset contains contractual conditions that modify the timing and amount of contractual cash flows, it is required to determine whether contractual cash flows that arise during the remaining life of the financial instrument due to such contractual condition are solely payments of principal and interest. The Group considers the following elements when evaluating the above:

•	Conditions that lead to modification of timing or amount of cash flows

•	Contractual terms that adjust contractual nominal interest, including floating rate features

•	Early payment features and maturity extension features

•	Contractual terms that limit the Group’s claim on cash flows arising from certain assets (e.g. non-recourse feature)

1) Financial assets at FVTPL

The Group is classifying those financial assets that are not classified as either financial assets at amortized cost or financial assets at FVTOCI, and those designated to be measured at FVTPL, as financial assets at FVTPL. Financial assets at FVTPL are measured at fair value, and related profit or loss is recognized in net income. Transaction costs related to acquisition at initial recognition is recognized in net income immediately upon its occurrence.

It is possible to designate a financial asset as financial asset at FVTPL if at initial recognition: (a) it is possible to remove or significantly reduce recognition or measurement mismatch that may otherwise have occurred if not for its designation as financial asset at FVTPL; (b) the financial asset forms part of the Group’s financial instrument group (a group composed of a combination of financial asset or liability), is measured at fair value and is being evaluated for its performance, and such information is provided internally; and (c) the financial asset is part of a contract that contains one or more of embedded derivatives, and is a hybrid contract in which designation as financial asset at FVTPL is allowed under IFRS 9 ‘Financial Instruments’. However, the designation is irrevocable.

2 Financial assets at FVTOCI

When financial assets are held under a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and when contractual cash flows from such financial assets are solely payments of principal and interest, the financial assets are classified as financial assets at FVTOCI. Also, for investments in equity instruments that are not held for short-term trade, an irrevocable election is available at initial recognition to present subsequent changes in fair value as other comprehensive income.

At initial recognition, financial assets at FVTOCI is measured at its fair value plus any direct transaction cost, and is subsequently measured in fair value. However, for equity instruments that do not have a quotation in an active market and in which fair value cannot be measured reliably, they are measured at cost. The income tax effects related to the changes in fair value except for profit or loss items such as impairment losses (reversals), interest revenue calculated by using effective interest method, and foreign exchange gain or loss about debt instrument are recognized as other comprehensive income until the asset’s disposal. Upon derecognition, the accumulated other comprehensive income is reclassified from equity to net income for FVTOCI (debt instrument), and reclassified within the equity for FVTOCI (equity instruments).

3 Financial assets at amortized cost

When financial assets are held under a business model whose objective is to hold financial assets in order to collect contractual cash flows, and when contractual cash flows from such financial assets are solely payments of principal and interest, the financial assets are classified as financial assets at amortized cost. At initial recognition, financial assets at amortized cost are recognized at fair value plus any direct transaction cost. Financial assets at amortized cost is presented at amortized cost using effective interest method, less any loss allowance.

2) Financial liabilities

At initial recognition, financial liabilities are classified into either financial liabilities at FVTPL or financial liabilities at amortized cost.

Financial liabilities are usually classified as financial liabilities at FVTPL when they are acquired with a purpose to repurchase them within a short period of time, when they are part of a certain financial instrument portfolio that is actually and recently being managed with a purpose of short-term profit and joint management by the Group at initial recognition, and when they are derivatives that do not qualify as hedging instruments. Financial liabilities at FVTPL are measured at fair value plus direct transaction cost at initial recognition, and are subsequently measured at fair value. Profit or loss arising from financial liabilities at FVTPL is recognized in net income when occurred.

It is possible to designate a financial liability as financial liability at FVTPL if at initial recognition: (a) it is possible to remove or significantly reduce recognition or measurement mismatch that may otherwise have occurred if not for its designation as financial liability at FVTPL; (b) the financial asset forms part of the Group’s financial instrument group (a group composed of a combination of financial asset or liability) according to the Group’s documented risk management or investment strategy, is measured at fair value and is being evaluated for its performance, and such information is provided internally; and (c) the financial liability is part of a contract that contains one or more of embedded derivatives, and is a hybrid contract in which designation as financial liability at FVTPL is allowed under IFRS 9 ‘Financial Instruments’.

Financial liabilities designated as at FVTPL are initially recognized at fair value, with any direct transaction cost recognized in profit or loss, and are subsequently measured at fair value. Any profit or loss from financial liabilities at FVTPL are recognized in profit or loss.

Financial liabilities not classified as financial liabilities at FVTPL are measured at amortized cost. The Group is classifying liabilities such as deposits due to customers, borrowings and debentures as financial liabilities at amortized cost.

3) Reclassification

Financial assets are not reclassified after initial recognition unless the Group modifies the business model used to manage financial assets. When the Group modifies the business model used to manage financial assets, all affected financial assets are reclassified on the first day of the first reporting period after the modification.

4) Derecognition

Financial assets are derecognized when contractual rights to cash flows from the financial assets are expired, or when substantially all of risk and reward for holding financial assets is transferred to another entity as a result of a sale of financial assets. If the Group does not have and does not transfer substantially all of the risk and reward of holding financial assets with control of the transferred financial assets retained, the Group recognizes financial assets to the extent of its continuing involvement. If the Group holds substantially all the risk and reward of holding a financial asset, it continues to recognize that asset and proceeds are accounted for as collateralized borrowings.

When a financial asset is fully derecognized, the difference between the book value and the sum of proceeds and accumulated other comprehensive income is recognized as profit or loss in case of FVTOCI (debt instruments), and as retained earnings for FVTOCI (equity instruments).

In case when a financial asset is not fully derecognized, the Group allocates the book value into amounts retained in the books and removed from the books, based on the relative fair value of each portion at the date of sale, and based on the degree of continuing involvement. For the derecognized portion of the financial assets, the difference between its book value and the sum of proceeds and the portion of accumulated other comprehensive income attributable to that portion will be recognized in profit or loss in case of debt instruments and recognized in retained earnings in case of equity instruments. The accumulated other comprehensive income is distributed to the portion of book value retained in the books, and to the portion of book value removed from the books.

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

When the Group exchanges with the existing lender one debt instrument into another one with the substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Group accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate is at least 10 percent different from the discounted present value of the remaining cash flows of the original financial liability

5) Fair value of financial instruments

Financial assets at FVTPL and financial assets at FVTOCI are measured and presented in consolidated financial statements at their fair values, and all derivatives are also subject to fair value measurement.

Fair value is defined as the price that would be received to exchange an asset or paid to transfer a liability in a recent transaction between independent parties that are reasonable and willing. Fair value is the transaction price of identical financial assets or financial liabilities generated in an active market. An active market is a market where trade volume is sufficient and objective price information is available due to the fact that bid and ask price differences are small.

When trade volume of a financial instrument is low, when transaction prices within the market show large differences among them, or when it cannot be concluded that a financial instrument is being traded within an active market due to disclosures being extremely shallow, fair value is measured using valuation techniques based on alternative market information or using internal valuation techniques based on general and observable information obtained from objective sources. Market information includes maturity and characteristics, duration, similar yield curve, and variability measurement of financial instruments of similar nature. Fair value amount contains unique assumptions on each entity (the Group concluded that it is using assumptions applied in valuing financial instruments in the market, or risk-adjusted assumptions in case marketability does not exist).

The market approach and income approach, which are valuation techniques used to estimate the fair value of financial instruments, both require significant judgment. Market approach measures fair value using either a recent transaction price that includes the financial instrument, or observable information on comparable firm or assets. Income approach measures fair value through discounting future cash flows with a discount rate reflecting market expectations, and revenue, operating income, depreciation, capital expenditures, income tax, working capital and estimated residual value of financial investments are being considered when deriving future cash flows. Valuation techniques such as the above include estimates based on the financial instruments’ complexity and usefulness of observable information in the market.

The valuation techniques used in the evaluation of financial instruments are explained below.

a) Financial assets at FVTPL and Financial assets at FVTOCI

The fair value of equity securities included in financial assets at FVTPL and financial assets at FVTOCI category is recognized in the statement of financial position at its available market price. Debt securities traded in the over-the-counter market are generally recognized at an amount computed by an independent appraiser. When the Group uses the fair value determined by independent appraisers, the Group usually obtains three values from three different appraisers for each financial instrument, and selects the minimum amount without making additional adjustments. For equity securities without marketability, the Group uses the amount determined by the independent appraiser. The Group verifies the prices obtained from appraisers in various ways, including the evaluation of independent appraisers’ competency, indirect verification through comparison between appraisers’ price and other available market information, and reperformed by employees who have knowledge of valuation models and assumptions that appraisers used.

b) Derivatives

The Group’s transactions involving derivatives such as futures and exchange traded options are measured at market value. For exchange traded derivatives classified as level 2 in the fair value hierarchy, the fair value is estimated using internal valuation techniques. If there are no publicly available market prices because they are traded over-the-counter, fair value is measured through internal valuation techniques. When using internal valuation techniques to derive fair value, the types of derivatives, base interest rate or characteristics of prices, or stock market indices are considered. When variables used in the internal valuation techniques are not observable information in the market, such variables may contain significant estimates.

c) Adjustment of valuation amount

The Group is exposed to credit risk when a counterparty to a derivative contract does not perform its contractual obligation, and the exposure amount is equal to the amount of derivative asset recognized in the statement of financial position. When the Group earns income through valuation of derivatives, such income is recognized as derivative asset in the statement of financial position. Some of the derivatives are traded in the market, but most of the derivatives are measured at estimated fair value derived from internal valuation models that use observable information in the market. As such, in order to estimate the fair value there should be an adjustment made to incorporate counterparty’s credit risk, and credit risk adjustment is being considered when valuing derivative assets such as over-the counter derivatives. The amount of financial liabilities is also adjusted by the Group’s own credit risk when valuing them.

The amount of adjustment is derived from counterparty’s probability of default and loss given default. This adjustment considers contractual matters that are designed to reduce the Group’s exposure to each counterparty’s credit risk. When derivatives are under master netting arrangement, the exposure used in the computation of credit risk adjustment is a net amount after adding/deducting cash collateral received (or paid) from loss(or gain) position derivatives with the same counterparty.

6) Expected credit losses on financial assets

The Group recognizes loss allowance on expected credit losses for the following assets:

•	Financial assets at amortized cost

•	Debt instruments measured at FVTOCI

•	Contract assets as defined by IFRS 15

Expected credit losses are weighted-average value of a range of possible results, considering the time value of money, and are measured by incorporating information on current conditions and forecasts of future economic conditions that are available without undue cost or effort.

The methods to measure expected credit losses are classified into following three categories in accordance with IFRS:

•	General approach: Financial assets that does not belong to below two models and unused loan commitments

•	Simplified approach: When financial assets are either trade receivables, contract assets or lease receivables

•	Credit impairment model: Purchased or originated credit-impaired financial assets

The measurement of loss allowance under general approach is differentiated depending on whether the credit risk has increased significantly after initial recognition. That is, loss allowance is measured based on 12-month expected credit loss when the credit risk has not increased significantly after initial recognition, while loss allowance is measured at lifetime expected credit loss when credit risk has increased significantly. Lifetime is the expected remaining life of the financial instrument up to the maturity date of the contract.

The measurement of loss allowance under simplified approach is always based on lifetime expected credit loss, and loss allowance under credit impairment model is measured as the cumulative change in lifetime expected credit loss since initial recognition.

a) Measurement of expected credit losses on financial asset at amortized cost

The expected credit losses on financial assets at amortized cost is measured by the difference between the contractual cash flows during the period and the present value of expected cash flows. Expected cash inflows are computed for individually significant financial assets in order to calculate expected credit losses.

When financial assets that are not individually significant, they are included in a group of financial assets with similar credit risk characteristics and expected credit losses of the group are calculated collectively.

Expected credit losses are deducted through loss allowance account, and when the financial asset is determined to be uncollectible, the loss allowance is written off from the books along with the related financial asset. When loan receivable previously written off is subsequently collected, the related loss allowance is increased and changes in loss allowance are recognized in profit or loss.

b) Measurement of expected credit losses on financial asset at FVTOCI

The measurement method of expected credit loss is identical to financial asset at amortized cost, but changes in the loss allowance is recognized in other comprehensive income. When financial assets at FVTOCI is disposed or repaid, the related loss allowance is reclassified from other comprehensive income to net income.

The comparative financial statements for the year ended December 31, 2017 are prepared in accordance with IAS 39 as follows:

1) Financial assets

A regular way purchase or sale is a purchase or sale of a financial asset under a contract whose term requires delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned.

On initial recognition, financial assets are classified into held-for-trading, designated as at fair value through profit or loss (“FVTPL”), Available-for-sale (“AFS”) financial assets, held-to-maturity (“HTM”) investments and loans and receivables.

a) Financial assets at FVTPL

The Group classifies financial assets as financial assets measured at FVTPL when they are either held for trading or designated to be measured at FVTPL. Financial assets acquired with the purpose of selling in the near term are classified as financial assets held for trading, and are measured at fair value with related valuation gain or loss recognized in net income. Any transaction cost related to the acquisition of financial assets at initial recognition is recognized in net income upon its occurrence.

A financial asset other than a financial asset held for trading may be designated as at FVTPL upon initial recognition if: (a) such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or (b) the financial asset forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or (c) it forms part of a contract containing one or more embedded derivatives, and IAS 39 Financial Instruments: Recognition and Measurement permits the entire combined contract (asset or liability) to be designated as at FVTPL.

Financial assets designated by the Group on initial recognition as at FVTPL are recognized at fair value, with transaction costs recognized in net income, and are subsequently measured at fair value. Gains and losses on financial assets that are designated as at FVTPL are recognized in net income as they arise.

b) AFS financial assets

Financial assets that are not classified as HTM, financial assets at FVTPL, or loans and receivables, are classified as AFS. Financial assets can be designated as AFS on initial recognition. AFS financial assets are initially recognized at fair value plus directly related transaction costs. They are subsequently measured at fair value. Unquoted equity investments whose fair value cannot be measured reliably are carried at cost and classified as AFS financial assets. Impairment losses in monetary and non-monetary AFS financial assets and dividends on non-monetary financial assets are recognized in net income. Interest revenue on monetary financial assets is calculated using the effective interest method. Other changes in the fair value of AFS financial assets and any related tax are reported in a separate component of shareholders’ equity until disposal, when the cumulative gain or loss is recognized in net income.

c) HTM financial assets

A financial asset may be classified as a HTM investment only if it has fixed or determinable payments, a fixed maturity, and the Group has the positive intention and ability to hold the financial asset to maturity. HTM investments are initially recognized at fair value plus directly related transaction costs. They are subsequently measured at amortized cost using the effective interest method less any impairment losses.

d) Loans and receivables

Non-derivative financial assets with fixed or determinable repayments that are not quoted in an active market are classified as loans and receivables, except those that are classified as AFS or as held-for-trading, or designated as at FVTPL. Loans and receivables are initially recognized at fair value plus directly related transaction costs. They are subsequently measured at amortized cost using the effective interest method less any impairment losses. Interest income is recognized using the effective interest method, except for the short-term receivables to which the present value discount is not meaningful.

2) Financial liabilities

On initial recognition financial liabilities are classified financial liabilities at FVTPL (held for trading, and financial liabilities designated as at FVTPL) and financial liabilities measured at amortized cost.

A financial liability is classified as held-for-trading if it is incurred principally for repurchase in the near term, or forms part of a portfolio of financial instruments that are managed together and for which there is evidence of short-term profit taking, or it is a derivative (not in a qualifying hedge relationship). Held-for-trading financial liabilities are recognized at fair value with transaction costs being recognized in net income. Subsequently, they are measured at fair value. Gains and losses are recognized in net income as they arise.

A financial liability other than a financial liability held for trading may be designated as at FVTPL upon initial recognition if: (a) such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or (b) the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or (c) it forms part of a contract containing one or more embedded derivatives, and IAS 39 Financial Instruments: Recognition and Measurement permits the entire combined contract (asset or liability) to be designated as at FVTPL.

Financial liabilities that the Group designates on initial recognition as being at FVTPL are recognized at fair value, with transaction costs being recognized in net income, and are subsequently measured at fair value. Gains and losses on financial liabilities that are designated as at FVTPL are recognized in net income as they incur.

All other financial liabilities, such as deposits due to customers, borrowings, and debentures, are measured at amortized cost using the effective interest method.

3) Reclassifications

Held-for-trading and AFS financial assets that meet the definition of loans and receivables (non-derivative financial assets with fixed or determinable payments that are not quoted in an active market) may be reclassified to loans and receivables if the Group has the intention and ability to hold the financial asset for the foreseeable future or until maturity. The Group typically regards the foreseeable future as twelve months from the date of reclassification. Reclassifications are made at fair value. This fair value becomes the asset’s new cost or amortized cost as appropriate. Gains and losses recognized up to the date of reclassification are not reversed.

4) Derecognition of financial assets and liabilities

The Group derecognizes a financial asset when the contractual right to the cash flows from the asset is expired, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another company. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulated gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

On derecognition of a financial assets other than in its entirety, the Group allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognizes on the basis of the relative fair value of those parts on the date of the transfer. The difference between the carrying amount allocated to the part that is no longer recognized and the sum of the consideration received for the part that is no longer recognized and any cumulative gain or loss allocated to it that had been recognized in other comprehensive income is recognized in profit or loss. A cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is no longer recognized on the basis of the relative fair value of those parts.

The Group derecognizes the financial liability, when Group’s obligations are discharged, canceled or expired. The difference between paid cost and the carrying amount of financial liabilities is recorded in profit or loss.

5) Fair value of financial assets and liabilities

Financial instruments classified as held-for-trading or designated as at FVTPL and financial assets classified as AFS are recognized in the financial statements at fair value. All derivatives are measured at fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in and orderly transaction between market participants at the measurement date. Fair values are determined from quoted prices in active markets for identical financial assets or financial liabilities where these are available. The Group characterizes active markets as those in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Where a financial instrument is not in active market characterized by low transaction volumes, price quotations which vary substantially among market participants, or in which minimal information is released publicly, fair values are established using valuation techniques rely on alternative market data or internally developed models using significant inputs that are generally readily observable from objective sources. Market data includes prices of financial instruments with similar maturities and characteristics, duration, interest rate yield curves, and measures of volatility. The amount determined to be fair value may incorporate the management of the Group’s own assumptions (including assumptions that the Group believes market participants would use in valuing the financial instruments and assumptions relating to appropriate risk adjustments for nonperformance and lack of marketability).

The valuation techniques used to estimate the fair value of the financial instruments include market approach and income approach, each of which involves a significant degree of judgment. Under the market approach, fair value is determined by reference to a recent transaction involving the financial instruments or by reference to observable valuation measures for comparable companies or assets. Under the income approach, fair value is determined by converting future amounts (e.g., cash flows or earnings) to a single present amount (discounted) using current market expectations about the future amounts. In determining value under this approach, the Group makes assumptions regarding, among other things, revenues, operating income, depreciation and amortization, capital expenditures, income taxes, working capital needs, and terminal value of the financial investments. These valuation techniques involve a degree of estimation, the extent of which depends on the instrument’s complexity and the availability of market-based data.

The following are descriptions of valuation methodologies used by the Group to measure various financial instruments at fair value.

a) Financial assets at FVTPL and AFS financial assets

The fair value of the securities included in financial assets at FVTPL and AFS financial assets are recognized in the consolidated statements of financial position based on quoted market prices, where available. For debt securities traded in the OTC market, the Group generally determines fair value based on prices obtained from independent pricing services. Specifically, with respect to independent pricing services, the Group obtains three prices per instrument from reputable independent pricing services in Korea, and generally uses the lowest of the prices obtained from such services without further adjustment. For non-marketable equity securities, the Group obtains prices from the independent pricing services. The Group validates prices received from such independent pricing services using a variety of means, including verification of the qualification of the independent pricing services, corroboration of the pricing by comparing the prices among the independent pricing services and by reference to other available market data, and review of the pricing model and assumptions used by the independent pricing services by the Group’s personnel who are familiar with market-related conditions.

b) Derivatives

Quoted market prices are used for the Group’s exchange-traded derivatives, such as certain interest rate futures and option contracts. All of the Group’s derivatives are traded in OTC markets where quoted market prices are not readily available are valued using internal valuation techniques. Valuation techniques and inputs to internally developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative’s value is based. If the model inputs for certain derivatives are not observable in a liquid market, significant judgments on the level of inputs used for valuation techniques are required.

c) Adjustment of valuation amount

By using derivatives, the Group is exposed to credit risk if counterparties to the derivative contracts do not perform as expected. If counterparty fails to perform, counterparty credit risk is equal to the amount reported as a derivative asset in the consolidated statements of financial position. The amounts reported as a derivative asset are derivative contracts in a gain position. Few of the Group’s derivatives are listed on an exchange. The majority of derivative positions is valued using internally developed models that use as their basis observable market inputs. Therefore, an adjustment is necessary to reflect the credit quality of each counterparty to arrive at fair value. Counterparty credit risk adjustments are applied to derivative assets, such as OTC derivative instruments, when the market inputs used in valuation models may not be indicative of the creditworthiness of the counterparty. Adjustments are also made when valuing financial liabilities to reflect the Group’s own credit standing.

The adjustment is based on probability of default of a counterparty and loss given default. The adjustment also takes into account contractual factors designed to reduce the Group’s credit exposure to each counterparty. To the extent derivative assets (liabilities) are subject to master netting arrangements, the exposure used to calculate the credit risk adjustment is net of derivatives in a loss (gain) position with the same counterparty and cash collateral received (paid).

6) Impairment of the financial assets

The Group assesses at the end of each reporting date whether there is any objective evidence that a financial asset or group of financial assets classified as AFS, HTM or loans and receivables is impaired. A financial asset or portfolio of financial assets is impaired and an impairment loss incurred if there is objective evidence of impairment as result of one or more events that occurred after the initial recognition asset and that event (or events) has an impact on the estimated future cash flows of the financial asset.

a) Financial assets carried at amortized cost

If there is objective evidence that an impairment loss on a financial asset or group of financial assets classified as HTM investments or as loans and receivables have been incurred, the Group measures the amount of the loss as the difference between the carrying amount of the asset or group of assets and the present value of estimated future cash flows from the asset or group of assets discounted at the effective interest rate of the instrument at initial recognition. For collateralized loans and receivables, estimated future cash flows include cash flows that may result from foreclosure less the costs of obtaining and selling the collateral.

Impairment losses are assessed individually for financial assets that are individually significant and assessed either individually or collectively for assets that are not individually significant. In making collective assessment of impairment, financial assets are grouped into portfolios on the basis of similar risk characteristics. Future cash flows from these portfolios are estimated on the basis of the contractual cash flows and historical loss experience for assets with similar credit risk characteristics. Historical loss experience is adjusted, on the basis of observable data, to reflect current conditions not affecting the period of historical experience.

Impairment losses are recognized in net income and the carrying amount of the financial asset or group of financial assets reduced by establishing a provision for impairment losses. If, in a subsequent period, the amount of the impairment loss reduces and the reduction can be ascribed to an event after the impairment was recognized (i.e., improvement in the credit quality of a debtor), the previously recognized loss is reversed by adjusting the provision. Once an impairment loss has been recognized on a financial asset or group of financial assets, interest income is recognized on the carrying amount using the rate of interest at which estimated future cash flows were discounted in measuring impairment.

It is not the Group’s usual practice to write-off the asset at the time an impairment loss is recognized. Impaired loans and receivables are written off (i.e. the impairment provision is applied in writing down the loan’s carrying value in full) when the Group concludes that there is no longer any realistic prospect of recovery of part or the entire loan. Amounts recovered after a loan has been written off are reflected to the provision for the period in which they are received.

b) Financial assets carried at fair value

When a decline in the fair value of a financial asset classified as AFS has been recognized directly in other comprehensive income and there is objective evidence that the asset is impaired, the cumulative loss is removed from other comprehensive income and recognized in net income. The loss is measured as the difference between the amortized cost of the financial asset and its current fair value. Impairment losses on AFS equity instruments are not reversed through net income, but those on AFS debt instruments are reversed, if there is a decrease in the cumulative impairment loss that is objectively related to a subsequent event.

Offsetting financial instruments

(10) Offsetting financial instruments

Financial assets and liabilities are presented as a net amount in the statements of financial position when the Group has an enforceable legal right and an intention to settle on a net basis or to realize an asset and settle the liability simultaneously.

Investment properties

(11) Investment properties

The Group classifies a property held to earn rentals and/or for capital appreciation as an investment property. Investment properties are measured initially at cost, including transaction costs, less subsequent depreciation and impairment.

Subsequent costs are included in the carrying amount of the asset or recognized as a separate asset if it is probable that future economic benefits associated with the assets will flow into the Group and the cost of an asset can be measured reliably, and the book value of a portion of an asset that are replaced by a subsequent expenditure is removed from the books. Routine maintenance and repairs are expensed as incurred.

While land is not depreciated, all other investment properties are depreciated based on the depreciation method and useful lives of premises and equipment. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, and when it is deemed appropriate to change them, the effect of any change is accounted for as a change in accounting estimates.

An investment property is derecognized from the consolidated financial statements on disposal or when it is permanently withdrawn from use and no future economic benefits are expected even from its disposal. The gain or loss on the derecognition of an investment property is calculated as the difference between the net disposal proceeds and the carrying amount of the property and is recognized in profit or loss in the period of the derecognition.

Premises and equipment

(12) Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of premises and equipment is expenditure directly attributable to their purchase or construction, which includes any cost directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. It also includes the initial estimate of costs of dismantling and removing the item and restoring the site on which it is located.

Subsequent costs are recognized in the carrying amount of an asset or as a separate asset (if appropriate) if it is probable that future economic benefit associated with the assets will flow into the Group and the cost of an asset can be measured reliably. Routine maintenance and repairs are expensed as incurred.

While land is not depreciated, for all other premises and equipment, depreciation is charged to net income on a straight-line basis by applying the following estimated economic useful lives on the amount of cost or revalued amount less residual value.

Useful life
Buildings used for business purpose	35 to 57 years
Structures in leased office	4 to 5 years
Properties for business purpose	4 to 5 years
Right-of-use assets	Useful lives of the same kind or similar other premises and equipment

The Group reassesses the depreciation method, the estimated useful lives and residual values of premises and equipment at the end of each reporting period. If changes in the estimates are deemed appropriate, the changes are accounted for as a change in an accounting estimate. When there is an indicator of impairment and the carrying amount of a premises and equipment item exceeds the estimated recoverable amount, the carrying amount of such asset is reduced to the recoverable amount.

Intangible assets and goodwill

(13) Intangible assets and goodwill

The Group is recognizing intangible assets measured at the manufacturing cost or acquisition cost plus additional incidental expenses less accumulated amortization and accumulated impairment losses. The Group’s intangible asset are amortized over the following economic lives using the straight-line method. The estimated useful life and amortization method are reviewed at the end of each reporting period. If changes in the estimates are deemed appropriate, the changes are accounted for as a change in an accounting estimate.

Useful life
Industrial property rights	10 years
Development costs	5 years
Software and others	4 to 10 years

In addition, when an indicator that intangible assets are impaired is noted, and the carrying amount of the asset exceeds the estimated recoverable amount of the asset, the carrying amount of the asset is reduced to its recoverable amount.

Goodwill acquired in a business combination is included in intangible assets. Goodwill is not amortized, but is subject to an impairment test at the cash-generating unit level every year, and whenever there is an indicator that goodwill is impaired.

Goodwill resulting from an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

Goodwill is allocated to each of the Group’s cash-generating unit (or groups of cash-generating units) that is expected to benefit from the synergies of the combination. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit on a pro rata basis based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

Impairment of non-monetary assets

(14) Impairment of non-monetary assets

Intangible assets with indefinite useful lives or intangible assets that are not yet available for use are tested for impairment annually, regardless of whether or not there is any indication of impairment. All other assets are tested for impairment by estimating the recoverable amount when there is an objective indication that the carrying amount may not be recoverable. Recoverable amount is the higher of value in use or net fair value, less costs to sell. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and such impairment loss is recognized immediately in net income.

Leases

(15) Leases

As the Group applied IFRS 16 using the revised retrospective method, the comparative financial information has not been prepared. The Group also applied IAS 17 and IFRIC 4. The accounting policies in accordance with IAS 17 and IFRIC 4 are separately disclosed.

1) Accounting policy applied as of January 1, 2019.

The Group determines whether the agreement is a lease or includes a lease at the time of the agreement. In exchange for consideration in the contract, if the control over the use of the identified asset is transferred for a period of time, the contract is a lease or includes a lease. In determining whether a contract transfers control of the use of the identified asset, the Group uses the definition of a lease in IFRS 16.

This accounting policy applies to contracts entered into as of January 1, 2019.

1) The Group as a lessee

The Group recognizes the right-of-use asset and the lease liability at the commencement date of the lease. The right-of-use asset is measured at cost, which comprises the amount of the initial measurement of the lease liability, lease payments made at or before the commencement date(less any lease incentives received), initial direct costs, and an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located.

The right-of-use asset is subsequently depreciated on a straight-line basis from the commencement of the lease to the end of the lease term. However, if the lease transfers ownership of the underlying asset to the lessee by the end of the lease term or if the cost of the right-of-use asset reflects that the lessee will exercise a purchase option, the lessee depreciates the right-of-use asset same as a fixed asset from the commencement date to the end of the useful life of the underlying asset. The right-of-use asset may be reduced by an impairment of the underlying asset or adjusted by remeasurement of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at that date. The lease payments are discounted using the interest rate implicit in the lease, if that cannot be readily determined, the Group uses its incremental borrowing rate. The Group generally uses the incremental borrowing rate.

The lease payments included in the measurement of the lease liability comprise the following:

•	Fixed payments (including in-substance fixed payments)

•	Variable lease payments that depend on an index(or a rate), initially measured using the index or rate as at the commencement date

•	Amounts expected to be payable by the lessee under residual value guarantees

•

The exercise price of a purchase option if the lessee is reasonably certain to exercise that option, lease payments of the extended period if the lessee is reasonably certain to exercise extension option, and payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease

The lease liability is subsequently increased be the interest expense recognized for the lease liability and decreased by reflecting the payment of the lease payments. The lease liability is remeasured if the future lease payments change depending on changes in the index(or a rate), changes in the expected amount to be paid under the residual value guarantee, and changes in the assessment of whether the purchase or extension option is reasonably certain to be exercised or not to exercise the terminate option.

When remeasuring a lease liability, the related right-of-use asset is adjusted and if the carrying amount of the right-of-use asset decreases to zero, the remeasurement amount is recognized in profit or loss.

The Group applies its judgment when determining the lease term for some lease contracts that include the extension option. The assessment of whether the Group is reasonably certain to exercise the option significantly affects the lease term and therefore has a significant impact on the amount of lease liabilities and the right-of-use asset.

In the statement of financial position, the Group classified the right-of-use assets that do not meet the definition of investment property as ‘premises and equipment’ and the lease liabilities as ‘other financial liabilities.’

The Group has chosen a practical expedient that does not recognize the right-of-use asset and lease liabilities for short-term leases with a lease term less than 12 months and leases for which the underlying asset is of low value. The Group recognizes the lease payments associated with those leases as an expense on a straight-line basis over the lease term.

2) The Group as a lessor

At the date of the agreement or the effective date of the modification containing the lease element, the Group allocates the consideration of the contract to each lease element on the basis of its relative stand-alone price.

As a lessor, the Group classifies its leases as either an operating lease or a finance lease at the commencement date.

The Group subsequently judges whether the lease transfers substantially all the risks and rewards incidental to ownership of an underlying asset. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of an underlying asset, otherwise a lease is classified as an operating lease.

If the agreement contains both lease and non-lease elements, the Group applies IFRS 15 to allocate the consideration of the contract.

The Group applies the derecognition and impairment provisions of IFRS 9 to its net investment in the lease. The Group also carries out regular review of the unguaranteed residual value used to calculate total lease investment.

The Group recognizes lease payments from operating lease as income on a straight-line basis.

The accounting policy that the Group has applied as a lessor is not different from IFRS 16.

2) Accounting policy applied until January 1, 2019

The Group classifies a lease as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of an underlying asset to the lessee, and all lease contracts other than finance leases are classified as operating leases.

1) The Group as a lessee

In case of finance leases, the lesser amount of the present value of the minimum lease payments at the commencement date of the lease term or the fair value of the leased asset are recognized as financial lease assets and liabilities in the statement of financial position. Lease payments are allocated as interest expense and repayment of the lease liability so that the same period interest rate is calculated for the balance of the liability. Adjustment to the lease payments are accounted for as expenses during the period.

The operating lease payments are recognized as an expense on a straight-line basis if there is no other systematic basis that is more representative of the pattern in which benefit from the use of underlying asset. Adjustment lease payments from the operating leases are accounted for as expenses during the period in which they are incurred.

2) The Group as a lessor

The Group recognizes a finance lease receivable equal to the present value of the minimum lease and the non-guaranteed residual value, which is the net investment of the finance lease. The accounting for recognizing interest income by reporting period is carried out on a financial lease receivable after the commencement date of the lease term by applying a method in which a certain interest rate of the Group’s net investment in the lease is calculated.

The Group recognizes income from lease payments of operating lease on a straight line basis over the lease term, and the direct costs of the lease incurred during the negotiation and contract phase of the operating lease is added to the carrying value of the lease asset and recognized as an expense over the lease term on a straight-line basis. Operating lease assets are included in other assets and are depreciated over their economic useful life.

Derivative instruments

(16) Derivative instruments

Derivative instruments are classified as forwards, futures, options and swaps, depending on the types of transactions and are classified at the point of transaction as either trading or hedging based on its purpose.

Derivatives are initially recognized at fair value at the date of contract and are subsequently measured at fair value at the end of each reporting period. The resulting gain or loss is recognized in net income immediately unless the derivative is designated or effective as a hedging instrument. If derivatives have been designated as hedging instruments and if it is effective, the point of recognition of gain or loss depends on the characteristics of hedging relationship.

Derivatives that have positive (+) fair values are recognized as financial assets and those that have negative (-) fair values are recognized as financial liabilities. Derivatives are not offset in the consolidated financial statements unless they have legally enforceable right to set off or are intended to set off.

1) Embedded derivatives

Embedded derivatives are components of a hybrid financial instrument that includes a non-derivative host contract. It has an effect of modifying part of cash flows of the hybrid financial instrument similar to an independent derivative.

Embedded derivatives that are part of a hybrid contract of which the host contract is a financial asset within the scope of IFRS 9 is not separated. The classification is done by considering the hybrid contract as a whole, and subsequent measurement is either at amortized cost or fair value.

If embedded derivatives are part of a hybrid contract of which the host contract is not a financial asset within the scope of IFRS 9 (e.g. financial liability), then these are treated as separate derivatives if embedded derivatives meet the definition of a derivative, characteristics & risk of the embedded derivatives are not closely related to that of host contract, and if the host contract is not measured at FVTPL.

2) Hedge accounting

The Group is applying IFRS 9 in regard to hedge accounting. The Group is designating certain derivatives as hedging instrument against fair value changes in relation to the interest rate risk, foreign currency translation and interest rate risk, and foreign currency translation risk.

The Group is documenting the relationship between hedging instruments and hedged items at the commencement of hedging in accordance with their purpose and strategy. Also, the Group documents at the commencement and subsequent dates whether the hedging instrument effectively counters the changes in fair value of hedged items. A hedging instrument is effective only when it meets all the following criteria:

•	When there is an economic relationship between the hedged items and hedging instruments.

•	When the effect of credit risk is not stronger than the change in value due to the economic relationship between the hedged items and hedging instruments.

•

When the hedge ratio of hedging relationship is equal to the proportion of the number of items that the group actually hedges and the number of hedging instruments that the Group actually uses to hedge the number of hedged items.

When a hedging relationship no longer meets the hedging effectiveness requirements related to hedge ratio, but when the purpose of risk management on designated hedging relationship is still maintained, the hedge ratio of the hedging relationship is adjusted so that hedging relationship may meet the requirements again (Hedge ratio readjustment).

The Group has designated derivatives as hedging instrument except for the portion on foreign currency basis spread. The fair value change due to foreign currency basis spread is recognized in other comprehensive income and is accumulated in equity. If the hedged item is related to transactions, the accumulated other comprehensive income is reclassified to profit or loss when the hedged item affects the profit or loss. However, when non-monetary items are subsequently recognized due to hedged items, the accumulated equity is removed from the equity directly, and is included in the initial book value of the recognized non-monetary items. Such transfers does not affect other comprehensive income. But if part or all of accumulated equity is not expected to be recovered in the future periods, the amount not expected to be recovered is immediately reclassified to profit or loss. If the hedged item is time-related, then the foreign currency basis spread on the day the derivative is designated as a hedging instrument that is related to the hedged item is reclassified to profit or loss over the term of the hedge.

3) Fair value hedge

Gain or loss arising from valid hedging instrument is recognized in profit or loss. However, when the hedging instrument mitigates risks on equity instruments designated as financial assets at FVTOCI, related gain or loss is recognized in other comprehensive income.

The book value of hedged items that are not measured in fair value is adjusted by the changes in fair value arising from the hedged risk, with resulting gain or loss reflected in net income. In case of debt instruments measured at FVTOCI, book value is an amount that is already adjusted to fair value and thus gain or loss arising from the hedged risk is recognized in profit or loss instead of other comprehensive income without adjustments in book value. When the hedged item is equity instruments measured at FVTOCI, the gain or loss arising from hedged risk is retained at other comprehensive income in order to match the gain or loss with hedging instruments.

When gains or losses arising from the hedged risk are recognized in profit or loss of the current term, they are recognized as items related to the hedged items.

Hedge accounting ceases to apply only when hedging relationship (or part of it) does not meet the requirements of hedge accounting (even after hedging relationship readjustment, if applicable). This treatment holds in case of lapse, disposal, expiry and exercise of hedging instruments, and this cease of treatment applies prospectively. The fair value adjustments made to book value of hedged item due to hedged risk is amortized from the date of discontinuance of hedge accounting and is recognized in profit or loss.

4) Cash flow hedge

The Group recognizes the effective portion of changes in the fair value of derivatives and other valid hedging instruments that are designated and qualified as cash flow hedges in other comprehensive income to the extent of cumulative fair value changes of the hedged item from the starting date of hedge accounting and it is cumulated in the cash flow hedge reserve. The gain or loss relating to the ineffective portion is recognized immediately in net income.

Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to net income when the hedged item affects net income. However, when non-monetary assets or liabilities are subsequently recognized due to expected transactions involving hedged items, the valuation gain or loss accumulated in the equity as other comprehensive income is removed from the equity and included in the initial book value of the recognized non-monetary assets or liabilities. Such transfers does not affect other comprehensive income. Also, if the cash flow hedge reserve is loss and accumulated other comprehensive income is a loss and part or all of the losses are not expected to be recovered in the future periods, the said amount is immediately reclassified to profit or loss.

Hedge accounting ceases to apply only when hedging relationship (or part of it) does not meet the requirements of hedge accounting (even after hedging relationship readjustment, if applicable). This treatment holds in case of lapse, disposal, expiry and exercise of hedging instruments, and this cease of treatment applies prospectively. At the point of cessation of cash flow hedge, the valuation gain or loss recognized as accumulated other comprehensive income continues to be recognized as equity, and is reclassified to profit or loss when the expected transaction is ultimately recognized as profit or loss. However, when transactions are no longer expected to occur, the valuation gain or loss of hedging instrument recognized as accumulated other comprehensive income is immediately reclassified to profit or loss.

Assets (or Disposal group) held for sale

(17) Assets (or disposal group) held for sale

The Group classifies a non-current asset (or disposal group) as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use. Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.

Provisions

(18) Provisions

Provisions are recognized if it has present or contractual obligations as a result of the past event, it is probable that an outflow of resources will be required to settle the obligation and the amount of the obligation is reliably estimated. A provision is not recognized for the future operating losses.

The Group recognizes provisions related to the payment guarantees, loan commitment and litigations. Under the terms of lease agreement, the cost incurred by the Group to recover the leased asset to its original state are recognized as provisions at the commencement of the lease or during a specific period in which the obligation is incurred as a result of the using the asset. The provisions are measured as the best estimate of the expenditure required to recover the asset, which is regularly reviewed and sated to the new situation.

Where there are a number of similar obligations, the probability that an outflow will be required in settlement is determined by considering the obligations as a whole. Although the likelihood of outflow for any one item may be small, if it is probable that some outflow of resources will be needed to settle the obligations as a whole, a provision is recognized.

At the end of each reporting period, the remaining provision balance is reviewed an assessed to determine if the current best estimate is being recognized.

Equity instruments issued by the Group

(19) Equity instruments issued by the Group

1) Capital and compound financial instruments

The Group classifies a financial instrument that it issues as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement. A financial liability is a contractual obligation to deliver cash or another financial asset to another entity. An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. The compound financial instruments are financial instruments where it is neither a financial liability nor an equity instrument because it was designed to contain both equity and debt elements.

If the Group reacquires its own equity instruments, the consideration paid including the direct transaction costs (net of tax expense) are presented as a deduction from total equity until such instruments are retired or reissued. When these instruments are reissued, the consideration received (net of direct transaction costs) is included in the shareholder’s equity.

2) Hybrid securities

The Group classifies hybrid securities that have the unconditional right to avoid contractual obligations, such as to deliver cash or other financial assets in relation to financial instruments into equity instruments and presents as part of equity. Meanwhile, hybrid securities issued by subsidiaries of the group are classified as non-controlling interests according to the criteria, and the distribution paid is treated as net profit attributable to non-controlling interests in the consolidated comprehensive income statement.

Financial guarantee contracts

(20) Financial guarantee contracts

A financial guarantee contract is a contract where the issuer must pay a certain amount of money in order to compensate losses suffered by the creditor when debtor defaults on a debt instrument in accordance with original or modified contractual terms.

A financial guarantee is initially measured at fair value and is subsequently measured at the higher of the amounts below unless it is designated to be measured at FVTPL or when it arises from disposal of an asset.

•	Loss allowance in accordance with IFRS 9

•	Initial book value less accumulated profit measured in accordance with IFRS 15

Employee benefits and pensions

(21) Employee benefits and pensions

The Group recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for the services rendered by the employees. Also, the Group recognizes expenses and liabilities in the case of accumulating compensated absences when the employees render services that entitle their right to future compensated absences. Similarly, the Group recognizes expenses and liabilities for customary profit distribution or bonuses when the employees render services, even though the Group does not have legal obligation to do so because it can be construed as constructive obligation.

The Group is operating defined contribution plans and defined benefit plans. Contributions to defined contribution plans are recognized as an expense when employees have rendered services entitling them to receive the benefits. For defined benefit plans, the defined benefit liability is calculated through an actuarial assessment using the projected unit credit method every end of the reporting period, conducted by a professional actuaries. Remeasurement, comprising actuarial gains and losses, the return on plan assets (excluding the amount included in net interest from net defined benefit liability (asset)), and the effect of the changes to the asset ceiling is reflected immediately in the separate statement of financial position with a charge or credit recognized in other comprehensive income in the period in which they occur.

Remeasurement recognized in the consolidated statement of comprehensive income is not reclassified to profit or loss in the subsequent periods. Past service cost is recognized in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are composed of service cost (including current service cost and past service cost, as well as gains and losses on settlements), net interest expense (income) and remeasurement.

The Group presents the service cost and net interest expense (income) components in profit or loss, and the remeasurement component in other comprehensive income. Curtailment gains and losses are accounted for as past service costs.

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the Group’s defined benefit plans. Any surplus resulting from this calculation is recognized as an asset limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

Liabilities for termination benefits are recognized at the earlier of either the date when the Group is no longer able to cancel its proposal for termination benefits or the date when the Group has recognized the cost of restructuring that accompanies the payment of termination benefits.

Income taxes

(22) Income taxes

Income tax expense is composed of current tax and deferred tax. That is, income tax expense is composed of taxes payable or refundable during the period and deferred taxes calculated by applying asset-liability method to taxable and deductible temporary differences arising from operating loss and tax credit carryforwards. Temporary differences are the differences between the carrying values of assets and liabilities for financial reporting purposes and their tax bases. Deferred income tax benefit or expense is recognized for the change in deferred tax assets or liabilities. Deferred tax assets and liabilities are measured as of the reporting date using the enacted or substantively enacted tax rates expected to apply in the period in which the liability is settled or asset is realized. Deferred tax assets, including the carryforwards of unused tax losses, are recognized to the extent it is probable that the deferred tax assets will be realized.

Deferred income tax assets and liabilities are offset if, and only if, the Group has a legally enforceable right to offset current tax assets against current tax liabilities, and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority or when the entity intends to settle current tax liabilities and assets on a net basis with different taxable entities.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill. Deferred tax assets or liabilities are not recognized if they arise from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Current and deferred taxes are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity or when it arises from business combination.

The tax uncertainty arises from the compensation claim filed by the Group, and refund litigation for the amount of tax levied by the tax authority due to differences in tax law analysis. In response, the Group paid taxes in accordance with IFRIC 23 due to the tax authority’s claim, but recognized as a corporate tax asset if it is highly probable of a refund in the future.

Criteria of calculating earnings per share ("EPS")

(23) Criteria of calculating earnings per share (“EPS”)

Basic EPS is a calculation of net income per each common stock. It is calculated by dividing net income attributable to ordinary shareholders by the weighted-average number of common shares outstanding. Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of all dilutive potential common shares.

Share-based payment

(24) Share-based payment

For cash-settled share-based payment transactions that provide cash in return for the goods or services received, the Group measures the goods or services received, and the corresponding liability at the fair value and recognizes as employee benefit expenses and liabilities during the vesting period. The fair value of the liability is remeasured at the end of each reporting period and the settlement date until the liability is settled, and changes in fair value are recognized as employee benefits.